Basic and Diluted Loss per Share - Additional Information (Detail)	1 Months Ended
Jun. 30, 2020 shares
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount	2,177,628
RSUs | Non-Employee Directors
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount	52,660
Class A Common Stock Convertible Upon Redemption of Noncontrolling Interest
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount	39,204,989